Segment Information - Revenue from External Customers by Geographic Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	¥ 3,413,176	$ 490,272	¥ 3,310,062	¥ 2,846,006
Mainland of China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	2,467,351		2,555,982	2,300,534
Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	733,125		751,051	545,472
Overseas
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	212,700		3,029
Wealth Management Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	2,329,853		2,318,212	2,141,395
Wealth Management Business | Mainland of China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	1,494,742		1,750,754	1,788,135
Wealth Management Business | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	633,168		565,061	353,260
Wealth Management Business | Overseas
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	201,943		2,397
Asset Management Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	787,551		751,759	590,640
Asset Management Business | Mainland of China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	676,837		565,137	398,428
Asset Management Business | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	99,957		185,990	192,212
Asset Management Business | Overseas
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	10,757		632
Lending and Other Businesses
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	295,772		240,091	113,971
Lending and Other Businesses | Mainland of China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	¥ 295,772		¥ 240,091	¥ 113,971